Stock Options (Details) (USD $)	0 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	May 02, 2011	Oct. 13, 2010	Mar. 31, 2014	Mar. 31, 2014	Jun. 30, 2013	Jun. 30, 2012
Details
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	6,000	26,000			32,000	32,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 2.00	$ 2.00			$ 2.00	$ 2.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value	$ 3,184	$ 23,844
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	55.00%	70.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	0.30%	0.30%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years	2 years 6 months
Stock or Unit Option Plan Expense			$ 0	$ 0	$ 0	$ 0